Debt (FY) (Details)					1 Months Ended		12 Months Ended
	May 23, 2017 USD ($)	Aug. 01, 2016 USD ($)	Apr. 06, 2015	Aug. 28, 2014 USD ($) Loan	Mar. 31, 2018	Jan. 31, 2018	Dec. 31, 2017 USD ($)	Jun. 30, 2015 USD ($)	Jan. 29, 2015 USD ($)
Future Principal Payments [Abstract]
2018							$ 3,075,000
2019							9,822,000
2020							7,103,000
Total							$ 20,000,000
Original Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Aggregate principal amount of borrowing capacity				$ 10,000,000
Number of term loans | Loan				3
Interest rate			9.95%	10.45%
Adjustment to interest rate			(4.50%)	(4.50%)
Term for making principal and interest payments							30 months
Additional interest charged on due date				$ 90,000
Additional interest rate charged on due date				1.50%	1.50%
First Term Loan under Original Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Face amount				$ 3,000,000
Maturity date							Mar. 01, 2018
Second Term Loan under Original Loan Agreement[Member]
Loan and Security Agreement [Abstract]
Face amount									$ 3,000,000
Maturity date							Mar. 01, 2018
Third Term Loan under Original Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Maturity date							Jun. 30, 2015
Unused borrowing capacity								$ 4,000,000
Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Aggregate principal amount of borrowing capacity		$ 20,000,000
Maturity date							Feb. 03, 2020
Term for making principal and interest payments							24 months
Effective interest rate							9.15%
Additional interest charged on due date		$ 900,000
Additional interest rate charged on due date		4.50%
Prepayment charge during first year following initial closing		2.00%
Prepayment charge during second year following initial closing		1.00%
Prepayment charge after second year following initial closing		0.50%
Event of default rate		5.00%
Amended Loan Agreement [Member] | Subsequent Event [Member]
Loan and Security Agreement [Abstract]
Maturity date						Aug. 03, 2020
Period to extend interest-only payments at lender's discretion						6 months
First Term Loan under Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Face amount		$ 15,000,000
Second Term Loan under Amended Loan Agreement [Member]
Loan and Security Agreement [Abstract]
Face amount	$ 5,000,000
Interest rate	9.15%
Adjustment to interest rate	(4.50%)